GOODWILL (Schedule of Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance as of the beginning of the year:
Goodwill	$ 2,182	$ 2,220
Accumulated impairment losses	(1,501)	(1,525)
Goodwill, net	681	695
Goodwil acquired during the year
Impairment losses			$ (1,563)
Exchange rate effect	65	(14)
Total	746	681
Balance as of the end of the year:
Goodwill	2,361	2,182	2,220
Accumulated impairment losses	(1,615)	(1,501)	(1,525)
Goodwill, net	$ 746	$ 681	$ 695